INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
INVESTMENTS	INVESTMENTS
The below tables summarize the fair value of the Plan’s investments at December 31, 2025 and 2024, respectively, for investments measured at fair value on a recurring basis. Interest-bearing cash and cash equivalents at December 31, 2025 and 2024 was $78,893 and $55,087, respectively, and was measured using quoted prices in active markets for identical assets (Level 1). During the years ended December 31, 2025 and 2024, no assets were measured using significant unobservable inputs (Level 3).

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
December 31, 2025
Mutual Funds	$5,213,212	$5,213,212	$—
Humana Unitized Stock Fund/Humana Common Stock	3,920,597	3,920,597	—
Personal Choice Retirement Account	47,346	—	47,346
Total Investments in the fair value hierarchy	$9,181,155	$9,133,809	$47,346
Common/Collective Trust Funds (1)	81,589,506	—	—
Humana Unitized Stock Fund/Money Market Fund (1)	97,332	—	—
Total Investments, at fair value	$90,867,993	$9,133,809	$47,346

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
December 31, 2024
Mutual Funds	$5,090,023	$5,090,023	$—
Humana Unitized Stock Fund/Humana Common Stock	4,014,649	4,014,649	—
Personal Choice Retirement Account	35,199	—	35,199
Total Investments in the fair value hierarchy	$9,139,871	$9,104,672	$35,199
Common/Collective Trust Funds (1)	71,225,777	—	—
Humana Unitized Stock Fund/Money Market Fund (1)	165,379	—	—
Total Investments, at fair value	$80,531,027	$9,104,672	$35,199
(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.